LONG-TERM DEBT (Philippine Notes) - Additional Information (Detail) (Philippine Notes [Member])	0 Months Ended		12 Months Ended
	Jan. 24, 2014 USD ($)	Jan. 24, 2014 PHP	Dec. 31, 2014	Jan. 24, 2014 USD ($)	Jan. 24, 2014 PHP
Long-Term Debt [Line Items]
Philippine Notes, face amount				$ 336,825,000	15,000,000,000
Purchase price as percentage of principal	100.00%	100.00%
Interest rate per annum				5.00%	5.00%
Maturity date			Jan. 24, 2019
Net proceeds from issuance of Philippine Notes	331,643,000	14,769,231,000
Debt underwriting commissions and other expenses				$ 5,182,000	230,769,000
Redemption price percentage prior to January 24, 2015	100.00%	100.00%